Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Sale, leases and services receivables	$ 4,593	$ 57,756
Less: Allowance for doubtful accounts	(851)	(5,610)
Total trade receivables	3,742	52,146
Prepaid expenses	805	20,271
Borrowings, deposits and others	3,669	15,064
Advances to suppliers	950	1,516
Tax receivables	1,166	1,208
Others	990	322
Total other receivables	7,580	38,381
Total trade and other receivables	11,322	90,527
Non-current	2,847	34,738
Current	8,475	55,789
Total trade and other receivables including current	$ 11,322	$ 90,527